Schedule of Investments PIMCO Municipal Income Fund	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.4% ¤
MUNICIPAL BONDS & NOTES 168.7%
ALABAMA 7.9%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (c)	$3,000	$3,572
5.000% due 09/01/2036 (c)	3,000	3,563
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	750	873
7.900% due 10/01/2050	15,000	14,033
Tender Option Bond Trust Receipts/Certificates, Alabama Revenue Notes, Series 2016 4.360% due 09/01/2024	1,500	1,500
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	478
5.250% due 05/01/2044	1,000	968
		24,987
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(a)	900	45
ARIZONA 3.1%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,748
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000 5.000% due 06/01/2035	1,500	1,507
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,497
5.000% due 07/01/2044	1,150	1,370
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	750	756
		9,878
ARKANSAS 1.1%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (b)	5,500	3,491
CALIFORNIA 12.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	2,933
5.000% due 10/01/2042	3,255	3,321
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	10,000	11,242
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,505
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,000
6.125% due 06/01/2038	1,000	942
California Health Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	1,500	1,528
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	1,060	1,113
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	1,938
5.500% due 03/01/2040	500	501
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	1,000	1,221
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,062
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	185	195
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	3,000	3,011
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,747
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,975	2,386
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	464

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,685
		40,794
COLORADO 5.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (c)	1,500	1,710
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	10,653
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	2,005
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,147
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010 5.625% due 12/01/2040	450	463
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	710
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010 5.375% due 06/01/2031	400	403
		17,091
CONNECTICUT 2.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	5,000	5,169
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 07/01/2042	2,500	2,551
		7,720
DISTRICT OF COLUMBIA 1.0%
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 2.780% due 08/01/2037	1,900	1,900
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,270
		3,170
FLORIDA 2.3%
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	103
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,120
4.000% due 07/01/2046	1,000	1,115
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	1,083
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,192
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,724
		7,337
GEORGIA 5.4%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,200	3,423
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	2,145
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,155
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	9,412
		17,135
HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,670
ILLINOIS 14.5%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	3,000	2,992
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,444
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,822
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,471
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	6,986
5.500% due 01/01/2034	2,300	2,395
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,356

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (c)	3,000	3,086
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	945	781
5.250% due 12/01/2052 ^(a)	1,250	345
Illinois State General Obligation Bonds, Series 2017 5.000% due 11/01/2029	2,500	2,592
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	1,998
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	7,000	7,295
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,586
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	667
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (c)	3,500	4,206
		46,022
INDIANA 0.6%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,065
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	750	799
		1,864
IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,710	2,668
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	300	297
		2,972
KANSAS 1.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(a)	758	174
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (c)	3,085	3,312
		3,486
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 6.375% due 06/01/2040	1,000	1,008
LOUISIANA 4.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	3,292
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (c)	4,000	4,419
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	765
6.500% due 11/01/2035	400	401
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,118
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	4,453
		15,448
MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010 5.750% due 06/01/2035	1,500	1,510
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	650	674
		2,184
MASSACHUSETTS 5.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,142
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,711
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.000% due 07/01/2042	750	760
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 5.500% due 11/15/2056 (b)(d)	103	18
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (c)	2,300	2,477
5.000% due 01/01/2047	1,000	1,104

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	3,000	3,433
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (c)	2,500	3,064
		15,709
MICHIGAN 5.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,525	1,895
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (c)	3,000	3,297
5.000% due 12/01/2031 (c)	1,200	1,430
5.000% due 12/01/2046 (c)	2,400	2,765
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,146
4.000% due 02/15/2050	1,750	1,892
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007 6.000% due 06/01/2048	1,500	1,442
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	15,000	531
Tender Option Bond Trust Receipts/Certificates, Michigan Revenue Notes, Series 2017 4.650% due 12/01/2024	900	900
		16,298
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,687
MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	3,300
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	577
		3,877
NEBRASKA 0.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	2,400	2,887
NEVADA 2.5%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (c)	4,200	4,646
5.000% due 05/01/2048	2,000	2,429
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	10,500	937
		8,012
NEW JERSEY 13.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,606
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	16,550	16,721
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	500	530
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,148
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	1,500	943
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,090
5.250% due 06/15/2043	1,000	1,067
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,579
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,784
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	259
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,124
5.000% due 06/01/2046	7,500	7,320
5.250% due 06/01/2046	2,000	2,059
		42,230
NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 5.900% due 06/01/2040	1,000	1,001

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

NEW YORK 25.4%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	15,500	15,978
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2047	4,500	4,694
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,189
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	1,137	171
6.700% due 01/01/2049	3,150	2,622
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	750	920
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045 (c)	4,800	5,736
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,238
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	12,351
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,841
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	7,868
5.000% due 11/15/2044	10,000	10,530
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,016
New York State Dormitory Authority Revenue Bonds, Series 2010 5.500% due 07/01/2040	3,500	3,538
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	3,000	3,293
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	504
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	575	623
Tender Option Bond Trust Receipts/Certificates, New York Revenue Notes, Series 2018 4.850% due 08/15/2025	2,250	2,250
		80,362
OHIO 6.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,100
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	24,000	2,667
5.000% due 06/01/2055	5,900	5,244
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (c)	4,000	4,388
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,000	1,078
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,543
		20,020
OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,500	1,687
PENNSYLVANIA 5.4%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2047	2,500	2,657
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.000% due 07/01/2043	500	506
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,276
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	5,162
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,004
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,362
5.625% due 07/01/2042	1,000	1,068
		17,035
PUERTO RICO 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,255	1,724
4.750% due 07/01/2053	2,380	2,247

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

5.000% due 07/01/2058	4,105	4,002
		7,973
RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,251
5.000% due 06/01/2050	1,000	1,028
		2,279
SOUTH CAROLINA 2.8%
South Carolina Ports Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040	2,200	2,222
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,424
5.500% due 12/01/2053	1,100	1,199
		8,845
TENNESSEE 3.5%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,531
5.250% due 09/01/2024	5,000	5,441
		10,972
TEXAS 15.6%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,888
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,069
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,200	1,204
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	5,500	6,236
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	5,000	5,713
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (c)	300	342
4.000% due 08/15/2035 (c)	800	910
4.000% due 08/15/2036 (c)	600	681
4.000% due 08/15/2037 (c)	900	1,018
4.000% due 08/15/2040 (c)	900	1,012
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,822
5.500% due 09/01/2041	600	637
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,648
5.000% due 01/01/2048	1,250	1,425
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,181
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010 6.700% due 08/15/2040	250	255
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (c)	6,400	6,990
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	528
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,841
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	5,520	6,084
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (c)	3,200	3,327
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	521
		49,332
UTAH 4.0%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	8,065
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	4,000	4,510
		12,575
VIRGINIA 1.7%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,128

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (c)	3,850	4,390
		5,518
WASHINGTON 0.8%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,000	2,377
WEST VIRGINIA 0.9%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,021
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (c)	1,500	1,671
		2,692
WISCONSIN 4.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,768
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	3,072
7.000% due 07/01/2048	750	780
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,651
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (c)	2,000	2,238
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,622
		15,131
Total Municipal Bonds & Notes (Cost $503,568)		534,801
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (e) 1.7%		5,420
Total Short-Term Instruments (Cost $5,420)		5,420
Total Investments in Securities (Cost $508,988)		540,221
Total Investments 170.4% (Cost $508,988)		$540,221
Auction Rate Preferred Shares (52.6)%		(166,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.3)%		(23,266)
Other Assets and Liabilities, net (10.5)%		(33,208)
Net Assets Applicable to Common Shareholders 100.0%		$317,047

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%			11/15/2056	07/20/2007	$4	$18	0.01%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	03/31/2020	04/01/2020	$5,420	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2021	$(5,530)	$5,420	$5,420
Total Repurchase Agreements						$(5,530)	$5,420	$5,420
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$24,987	$0	$24,987
	Alaska			0	45	0	45
	Arizona			0	9,878	0	9,878
	Arkansas			0	3,491	0	3,491
	California			0	40,794	0	40,794
	Colorado			0	17,091	0	17,091
	Connecticut			0	7,720	0	7,720
	District of Columbia			0	3,170	0	3,170
	Florida			0	7,337	0	7,337
	Georgia			0	17,135	0	17,135
	Hawaii			0	1,670	0	1,670
	Illinois			0	46,022	0	46,022
	Indiana			0	1,864	0	1,864
	Iowa			0	2,972	0	2,972
	Kansas			0	3,486	0	3,486
	Kentucky			0	1,008	0	1,008
	Louisiana			0	15,448	0	15,448
	Maryland			0	2,184	0	2,184
	Massachusetts			0	15,709	0	15,709
	Michigan			0	16,298	0	16,298
	Minnesota			0	1,687	0	1,687
	Missouri			0	3,877	0	3,877
	Nebraska			0	2,887	0	2,887
	Nevada			0	8,012	0	8,012
	New Jersey			0	42,230	0	42,230
	New Mexico			0	1,001	0	1,001
	New York			0	80,362	0	80,362
	Ohio			0	20,020	0	20,020
	Oklahoma			0	1,687	0	1,687
	Pennsylvania			0	17,035	0	17,035
	Puerto Rico			0	7,973	0	7,973
	Rhode Island			0	2,279	0	2,279
	South Carolina			0	8,845	0	8,845
	Tennessee			0	10,972	0	10,972
	Texas			0	49,332	0	49,332
	Utah			0	12,575	0	12,575
	Virginia			0	5,518	0	5,518
	Washington			0	2,377	0	2,377

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2020 (Unaudited)

West Virginia	0	2,692	0	2,692
Wisconsin	0	15,131	0	15,131
Municipal Bond & Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	5,420	0	5,420
Total Investments	$0	$540,221	$0	$540,221

There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Municipal Bond or Agency Abbreviations:
TBA	To-Be-Announced